Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments - fair values and risk management
Summary of Fair Value Hierarchy Carrying Amounts Of Financial Assets and Financial Liabilities

	Carrying amounts			Fair values
Financial instruments as of		FVOCI –
December 31, 2021	Mandatorily	equity	At amortized
in €‘000	at FVTPL	investments	cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Equity investment		2,605				2,605
Financial assets not measured at fair value
Cash and cash equivalents			742,773
Trade and other receivables			37,773
Deposits			2,142
Advances and loans receivable			1,767			1,770
Total		2,605	784,455			4,375
Financial liabilities measured at fair value
Contingent consideration	8,436					8,436
Financial liabilities not measured at fair value
Bank overdrafts			73
Loans and borrowings (excluding lease liabilities)			411,379
Deferred consideration			7,714
Trade and other payables			511,719		518,145
thereof for capitalized licenses			441,366		447,792
Total	8,436		930,885		518,145	8,436

	Carrying amounts			Fair values
Financial instruments as of		FVOCI –
December 31, 2022	Mandatorily	equity	At amortized
in €‘000	at FVTPL	investments	cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Equity investment		2,820				2,820
Financial assets not measured at fair value
Cash and cash equivalents			243,757
Trade and other receivables			67,136
Deposits			2,315
Advances and loans receivable			1,831			1,839
Total		2,820	315,039			4,659
Financial liabilities measured at fair value
Contingent consideration	23,201					23,201
Financial liabilities not measured at fair value
Bank overdrafts			56
Loans and borrowings (excluding lease liabilities)			775
Deferred consideration			558
Trade and other payables			520,317		509,016
thereof for capitalized licenses			413,168		401,867
Total	23,201		521,706		509,016	23,201

Summary of Reconciliation From The Opening Balances To The Closing Balances For Level 3 Fair Values

	Equity	Loans	Contingent
in €‘000	investment	receivable	consideration
Balance as of January 1, 2021	—	2,665	—
Assumed in a business combination	—	—	8,246
Acquisition	2,605	—	—
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	—	(2,665)	190
Balance as of December 31, 2021	2,605	—	8,436

	Equity	Loans	Contingent
in €‘000	investment	receivable	consideration
Balance as of January 1, 2022	2,605	—	8,436
Assumed in a business combination	—	—	18,800
Payments	—	—	(5,585)
Net change in fair value – unrealized (included in OCI)	215	—	—
Net change in fair value – unrealized (included in Finance cost / income)	—	—	1,550
Balance as of December 31, 2022	2,820	—	23,201

Summary of Contractual Cash Flows For Financial Liabilities

As of December 31, 2021

		Due within	Due after
	Due within	two to five	five
in €‘000	One year	years	years	Total
Trade payables	150,538	263,397	106,490	520,425
Deferred & contingent consideration cash flows	11,829	4,321	—	16,150
Bank debt - contractual cash flows1)	14,978	59,658	433,230	507,866
Lease liabilities cash flows	6,085	16,623	3,274	25,982
Other financial liabilities	5,982	—	—	5,982
Balance as of December 31, 2021	189,412	434,999	542,994	1,076,405

As of December 31, 2022

		Due within	Due after
	Due within	two to five	five
in €‘000	One year	years	years	Total
Trade payables	206,026	220,008	84,278	510,312
Deferred & contingent consideration cash flows	14,539	9,220	—	23,759
Bank debt - contractual cash flows2)	1,840	6,211	—	8,051
Lease liabilities cash flows	6,083	13,646	3,146	22,875
Other financial liabilities	2,992	—	—	2,992
Balance as of December 31, 2022	231,480	249,085	87,424	567,989
1)	The contractual cash flows include future interest payments calculated assuming EURIBOR of 0% plus a margin.
2)	For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Group Leverage Ratio remains equal to or less than 3.00:1.00. Refer to note 21.

Summary of Provides Information About The Exposure To Credit Risk And ECLs For Loans Receivable

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	567	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,288	63.50%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2021	16,113		(14,345)
Grades 1 - 6: Low risk (BBB- to AAA)	359	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,559	58.5%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2022	16,176		(14,345)

Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	7,390	0.48%	(36)	no
1 to 60 days past due	19,525	1.58%	(308)	no
61 to 90 days past due	2,321	6.80%	(158)	no
More than 90 days past due	7,111	51.88%	(3,689)	yes
Total as of December 31, 2021	36,347		(4,190)

Current (not past due)	27,752	0.41%	(113)	no
1 to 60 days past due	26,326	1.27%	(334)	no
61 to 90 days past due	3,036	3.82%	(116)	no
More than 90 days past due	11,817	41.94%	(4,956)	yes
Total as of December 31, 2022	68,931		(5,519)

Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies

Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies

	December 31,
in €‘000	2021	2022
€ exchange rate +10%	43,486	1,934
€ exchange rate +5%	21,743	967
€ exchange rate -5%	(21,743)	(967)
€ exchange rate -10%	(43,486)	(1,934)